Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	130,000	$124,585
Total Convertible Bond (cost $125,102)		124,585

Corporate Bonds — 87.31%
Banking — 3.12%
Barclays 6.125% μ, ψ	465,000	472,504
Deutsche Bank 6.00% μ, ψ	400,000	346,000
Natwest Group 8.625% μ, ψ	825,000	847,456
Popular 6.125% 9/14/23	1,235,000	1,307,427
		2,973,387
Basic Industry — 9.65%
Allegheny Technologies
5.875% 12/1/27	180,000	173,309
7.875% 8/15/23	475,000	486,977

Avient 144A 5.75% 5/15/25 #	682,000	723,772
Blue Cube Spinco 10.00% 10/15/25	175,000	185,391
Boise Cascade 144A 4.875% 7/1/30 #	466,000	500,950
Cemex 144A 7.375% 6/5/27 #	265,000	286,702
First Quantum Minerals
144A 6.875% 10/15/27 #	240,000	231,492
144A 7.25% 4/1/23 #	300,000	300,083
144A 7.50% 4/1/25 #	520,000	514,987

Freeport-McMoRan 5.45% 3/15/43	983,000	1,093,214
Hudbay Minerals
144A 6.125% 4/1/29 #	215,000	213,656
144A 7.25% 1/15/23 #	175,000	178,378
144A 7.625% 1/15/25 #	125,000	127,430

Joseph T Ryerson & Son 144A 8.50% 8/1/28 #	175,000	184,625
Kraton Polymers 144A 7.00% 4/15/25 #	505,000	516,047
M/I Homes 4.95% 2/1/28	613,000	633,306
Mattamy Group
144A 4.625% 3/1/30 #	145,000	147,076
144A 5.25% 12/15/27 #	405,000	417,403
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
New Gold
144A 6.375% 5/15/25 #	110,000	$113,781
144A 7.50% 7/15/27 #	175,000	187,031
Novelis
144A 4.75% 1/30/30 #	130,000	127,138
144A 5.875% 9/30/26 #	95,000	97,731

Olin 5.00% 2/1/30	240,000	226,156
PowerTeam Services 144A 9.033% 12/4/25 #	620,000	656,038
Tronox 144A 6.50% 4/15/26 #	350,000	350,656
WESCO Distribution 144A 7.25% 6/15/28 #	305,000	334,609
WR Grace & Co. 144A 4.875% 6/15/27 #	175,000	181,051
		9,188,989
Capital Goods — 6.56%
ARD Finance PIK 144A 6.50% 6/30/27 #, >	425,000	423,321
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	400,000	408,000
Berry Global
144A 4.875% 7/15/26 #	250,000	262,449
144A 5.625% 7/15/27 #	300,000	315,188
Bombardier
144A 7.50% 12/1/24 #	275,000	211,750
144A 7.875% 4/15/27 #	260,000	197,592

Griffon 5.75% 3/1/28	505,000	528,346
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	176,000	176,880
Reynolds Group Issuer 144A 4.00% 10/15/27 #	965,000	972,430
Spirit AeroSystems 144A 5.50% 1/15/25 #	415,000	418,372
Terex 144A 5.625% 2/1/25 #	265,000	263,013
Titan Acquisition 144A 7.75% 4/15/26 #	180,000	179,550

NQ-FLA [9/20] 11/20 (1399943)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
5.50% 11/15/27	535,000	$515,178
144A 6.25% 3/15/26 #	706,000	741,162
144A 8.00% 12/15/25 #	90,000	97,965

Vertical Holdco 144A 7.625% 7/15/28 #	200,000	211,750
Vertical US Newco 144A 5.25% 7/15/27 #	200,000	208,228
Welbilt 9.50% 2/15/24	116,000	119,118
		6,250,292
Communications — 10.91%
Altice Financing 144A 5.00% 1/15/28 #	320,000	311,221
Altice France Holding
144A 6.00% 2/15/28 #	1,060,000	1,012,984
144A 10.50% 5/15/27 #	500,000	556,562

C&W Senior Financing 144A 6.875% 9/15/27 #	633,000	659,159
Cablevision Lightpath
144A 3.875% 9/15/27 #	330,000	330,619
144A 5.625% 9/15/28 #	200,000	203,595

CenturyLink 144A 5.125% 12/15/26 #	765,000	787,066
Cincinnati Bell 144A 7.00% 7/15/24 #	300,000	309,751
Connect Finco 144A 6.75% 10/1/26 #	1,045,000	1,049,911
Frontier Communications 144A 8.00% 4/1/27 #, ‡	157,000	156,706
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	310,000	324,337
Level 3 Financing 144A 4.25% 7/1/28 #	535,000	543,731
Qwest 7.25% 9/15/25	225,000	258,664
Sprint
7.625% 3/1/26	450,000	544,455
7.875% 9/15/23	985,000	1,130,411

Sprint Capital 8.75% 3/15/32	175,000	256,342
T-Mobile USA 5.125% 4/15/25	200,000	204,997
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Vodafone Group 7.00% 4/4/79 μ	355,000	$421,824
Windstream Escrow 144A 7.75% 8/15/28 #	528,000	520,080
Zayo Group Holdings 144A 6.125% 3/1/28 #	785,000	810,379
		10,392,794
Consumer Cyclical — 6.96%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	443,975
Boyd Gaming 4.75% 12/1/27	505,000	496,571
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	302,689
144A 8.125% 7/1/27 #	505,000	535,959
Ford Motor
8.50% 4/21/23	350,000	382,058
9.00% 4/22/25	110,000	126,257
Ford Motor Credit
3.37% 11/17/23	265,000	261,522
4.125% 8/17/27	245,000	238,722
4.542% 8/1/26	270,000	269,293
5.584% 3/18/24	470,000	489,546
5.875% 8/2/21	225,000	229,641

General Motors Financial 5.70% μ, ψ	170,000	171,062
L Brands
144A 6.875% 7/1/25 #	335,000	362,306
144A 9.375% 7/1/25 #	200,000	229,750
MGM Resorts International
5.75% 6/15/25	415,000	436,030
6.00% 3/15/23	200,000	207,856
Scientific Games International
144A 8.25% 3/15/26 #	460,000	482,179
144A 8.625% 7/1/25 #	225,000	235,204

Stars Group Holdings 144A 7.00% 7/15/26 #	150,000	159,656
Station Casinos 144A 5.00% 10/1/25 #	235,000	231,575
William Carter 144A 5.50% 5/15/25 #	320,000	335,800
		6,627,651
Consumer Non-Cyclical — 3.90%
Energizer Holdings 144A 4.375% 3/31/29 #	380,000	384,750

2    NQ-FLA [9/20] 11/20 (1399943)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA LUX
144A 5.50% 1/15/30 #	625,000	$682,031
144A 5.875% 7/15/24 #	50,000	51,036
Kraft Heinz Foods
5.00% 7/15/35	240,000	276,701
5.20% 7/15/45	400,000	437,743

Pilgrim's Pride 144A 5.875% 9/30/27 #	495,000	511,706
Post Holdings
144A 5.50% 12/15/29 #	250,000	267,819
144A 5.75% 3/1/27 #	400,000	421,626
Spectrum Brands
144A 5.00% 10/1/29 #	520,000	540,800
144A 5.50% 7/15/30 #	130,000	137,394
		3,711,606
Energy — 10.95%
Apache
4.625% 11/15/25	170,000	162,350
4.875% 11/15/27	185,000	175,172

Cheniere Energy Partners 4.50% 10/1/29	815,000	836,997
CNX Resources 144A 7.25% 3/14/27 #	274,000	279,828
Continental Resources 5.00% 9/15/22	505,000	502,036
Crestwood Midstream Partners
5.75% 4/1/25	220,000	200,750
6.25% 4/1/23	250,000	245,054
DCP Midstream Operating
3.875% 3/15/23	250,000	247,925
5.125% 5/15/29	175,000	172,671

EQM Midstream Partners 144A 6.50% 7/1/27 #	345,000	366,195
Genesis Energy
5.625% 6/15/24	100,000	85,483
6.50% 10/1/25	250,000	214,844

Murphy Oil 5.875% 12/1/27	740,000	632,685
NuStar Logistics
5.625% 4/28/27	350,000	346,500
6.00% 6/1/26	350,000	351,587
6.375% 10/1/30	420,000	436,800
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
2.70% 2/15/23	474,000	$434,895
3.00% 2/15/27	270,000	212,676
3.50% 8/15/29	260,000	199,784
6.625% 9/1/30	340,000	314,287
PDC Energy
5.75% 5/15/26	480,000	448,800
6.125% 9/15/24	488,000	466,040

Precision Drilling 144A 7.125% 1/15/26 #	150,000	97,011
Southwestern Energy
7.50% 4/1/26	100,000	98,000
7.75% 10/1/27	510,000	495,924

Sunoco 4.875% 1/15/23	300,000	302,594
Targa Resources Partners
5.375% 2/1/27	325,000	327,579
6.50% 7/15/27	535,000	559,075

Western Midstream Operating 4.75% 8/15/28	490,000	473,369
WPX Energy
5.25% 10/15/27	535,000	543,929
5.875% 6/15/28	190,000	198,791
		10,429,631
Financial Services — 2.73%
AerCap Holdings 5.875% 10/10/79 μ	315,000	242,048
AerCap Ireland Capital DAC 6.50% 7/15/25	465,000	502,616
Ally Financial 8.00% 11/1/31	450,000	617,421
Credit Suisse Group 144A 7.50% #, μ, ψ	225,000	246,234
DAE Funding
144A 4.50% 8/1/22 #	130,000	128,862
144A 5.75% 11/15/23 #	851,000	860,574
		2,597,755
Healthcare — 7.02%
Bausch Health 144A 6.25% 2/15/29 #	685,000	705,550
CHS
144A 8.00% 3/15/26 #	530,000	520,931
144A 8.125% 6/30/24 #	185,000	135,513

NQ-FLA [9/20] 11/20 (1399943)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Encompass Health 4.75% 2/1/30	670,000	$680,874
Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	503,274
HCA
5.375% 2/1/25	155,000	169,955
5.875% 2/15/26	125,000	140,156
5.875% 2/1/29	355,000	414,180
Jaguar Holding II
144A 4.625% 6/15/25 #	240,000	247,591
144A 5.00% 6/15/28 #	435,000	454,575

Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	490,000	498,269
Surgery Center Holdings 144A 10.00% 4/15/27 #	460,000	490,763
Tenet Healthcare
144A 6.125% 10/1/28 #	490,000	478,056
6.75% 6/15/23	255,000	268,005
6.875% 11/15/31	443,000	435,717

Verscend Escrow 144A 9.75% 8/15/26 #	495,000	539,446
		6,682,855
Insurance — 2.04%
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	165,848
HUB International 144A 7.00% 5/1/26 #	911,000	944,939
USI 144A 6.875% 5/1/25 #	821,000	833,820
		1,944,607
Media — 6.36%
CCO Holdings
144A 4.50% 8/15/30 #	1,065,000	1,119,635
144A 5.375% 6/1/29 #	480,000	520,747

Clear Channel Worldwide Holdings 9.25% 2/15/24	406,000	394,634
CSC Holdings 144A 4.625% 12/1/30 #	1,100,000	1,106,727
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	535,000	496,525
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Gray Television
144A 5.875% 7/15/26 #	275,000	$285,828
144A 7.00% 5/15/27 #	210,000	227,931
Netflix
4.875% 4/15/28	190,000	212,635
144A 4.875% 6/15/30 #	60,000	68,513
Nexstar Broadcasting
144A 4.75% 11/1/28 #	345,000	352,763
144A 5.625% 7/15/27 #	360,000	378,185

Sirius XM Radio 144A 4.125% 7/1/30 #	435,000	446,327
Terrier Media Buyer 144A 8.875% 12/15/27 #	440,000	444,125
		6,054,575
Real Estate — 1.65%
HAT Holdings I
144A 3.75% 9/15/30 #	360,000	362,700
144A 5.25% 7/15/24 #	200,000	208,810
144A 6.00% 4/15/25 #	85,000	90,657

Iron Mountain 144A 5.25% 7/15/30 #	540,000	563,963
MGM Growth Properties Operating Partnership 5.75% 2/1/27	315,000	339,905
		1,566,035
Services — 5.65%
Clean Harbors 144A 5.125% 7/15/29 #	295,000	320,902
Covanta Holding 5.00% 9/1/30	730,000	737,701
Gartner 144A 4.50% 7/1/28 #	395,000	414,335
GFL Environmental 144A 4.25% 6/1/25 #	275,000	278,266
Iron Mountain 144A 5.25% 3/15/28 #	460,000	479,838
Prime Security Services Borrower
144A 5.75% 4/15/26 #	530,000	567,945
144A 6.25% 1/15/28 #	650,000	659,041
Sabre GLBL
144A 7.375% 9/1/25 #	340,000	343,910
144A 9.25% 4/15/25 #	290,000	319,709

4    NQ-FLA [9/20] 11/20 (1399943)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)

Tms International Holding 144A 7.25% 8/15/25 #	310,000	$291,013
United Rentals North America 5.25% 1/15/30	885,000	967,416
		5,380,076
Technology — 4.61%
Banff Merger Sub 144A 9.75% 9/1/26 #	530,000	561,005
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	415,125
BY Crown Parent 144A 4.25% 1/31/26 #	420,000	428,138
Camelot Finance 144A 4.50% 11/1/26 #	445,000	456,054
CommScope Technologies 144A 5.00% 3/15/27 #	430,000	413,606
Microchip Technology 144A 4.25% 9/1/25 #	695,000	721,889
Open Text Holdings 144A 4.125% 2/15/30 #	662,000	682,045
SS&C Technologies 144A 5.50% 9/30/27 #	665,000	707,540
		4,385,402
Transportation — 2.48%
Delta Air Lines
144A 7.00% 5/1/25 #	455,000	500,197
7.375% 1/15/26	435,000	456,624

Mileage Plus Holdings 144A 6.50% 6/20/27 #	310,000	323,562
Southwest Airlines 5.125% 6/15/27	260,000	283,745
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	215,000	228,066
Stena International 144A 6.125% 2/1/25 #	200,000	192,875
VistaJet Malta Finance 144A 10.50% 6/1/24 #	400,000	376,280
		2,361,349
Utilities — 2.72%
AES 6.00% 5/15/26	150,000	158,066
Calpine
144A 4.625% 2/1/29 #	85,000	85,053
144A 5.00% 2/1/31 #	510,000	520,799

PG&E 5.25% 7/1/30	955,000	925,156
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.00% 7/31/27 #	255,000	$268,069
144A 5.50% 9/1/26 #	61,000	63,745
144A 5.625% 2/15/27 #	540,000	570,597
		2,591,485
Total Corporate Bonds (cost $81,707,317)		83,138,489

Loan Agreements — 8.11%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	686,000	697,147
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	211,967	209,848
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	116,000	107,735
Boxer Parent 4.40% (LIBOR01M + 4.25%) 10/2/25 •	144,123	140,285
BW Gas & Convenience Holdings 6.40% (LIBOR01M + 6.25%) 11/18/24 •	478,693	481,386
BWay Holding 3.52% (LIBOR03M + 3.25%) 4/3/24 •	313,380	296,634
Calpine 2.40% (LIBOR01M + 2.25%) 1/15/24 •	978	954
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	294,262	298,431
Endo Luxembourg Finance Co. I Sarl 5.00% (LIBOR06M + 4.25%) 4/29/24 •	249,356	238,981
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	368,200	379,246
Global Medical Response 4.25% (LIBOR03M + 3.25%) 4/28/22 •	395,907	395,041
Granite US Holdings Tranche B 5.47% (LIBOR03M + 5.25%) 9/30/26 •	481,401	457,331
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	498,750	496,880
NQ-FLA [9/20] 11/20 (1399943)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Loan Agreements (continued)
Informatica 2nd Lien 7.13% (LIBOR03M + 7.125%) 2/14/25 •	535,000	$545,031
LCPR Loan Financing 5.15% (LIBOR01M + 5.00%) 10/15/26 •	207,000	207,518
Logmein 1st Lien 4.91% (LIBOR03M + 4.75%) 8/31/27 •	350,000	338,917
Merrill Communications Tranche B 1st Lien 6.20% (LIBOR03M + 5.00%) 10/5/26 •	352,337	346,832
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	281,052	281,461
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	255,974	242,809
Terrier Media Buyer 4.40% (LIBOR01M + 4.25%) 12/17/26 •	512,130	500,735
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	678,000	694,103
Verscend Holding Tranche B 4.65% (LIBOR01M + 4.50%) 8/27/25 •	369,231	367,230
Total Loan Agreements (cost $7,621,218)		7,724,535
	Number of shares
Short-Term Investments — 3.63%
Money Market Mutual Funds — 3.63%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	864,542	864,542
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	864,541	864,541
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	864,541	$864,541
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	864,541	864,541
Total Short-Term Investments (cost $3,458,165)		3,458,165

Total Value of Securities—99.18% (cost $92,911,802)		94,445,774
Receivables and Other Assets Net of Liabilities—0.82%		777,233
Net Assets Applicable to 15,647,188 Shares Outstanding—100.00%		$95,223,007
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $51,730,961, which represents 54.33% of the Series' net assets.
>	PIK. 47% of the income received was in cash and 53% was in principal.
‡	Non-income producing security. Security is currently in default.

6    NQ-FLA [9/20] 11/20 (1399943)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar
NQ-FLA [9/20] 11/20 (1399943)    7